Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY
13.	EQUITY

Ordinary shares

The Company’s authorized share capital comprises of (i) 480,000,000 Class A ordinary shares of par value US$0.0001 each and (ii) 20,000,000 Class B ordinary shares of par value US$0.0001 each. On June 10, 2022, the Company issued 9,420,000 Class A ordinary shares and 6,409,600 Class B ordinary shares. On September 6, 2022, the Company issued another 1,370,400 Class A ordinary shares which issuance was considered as being part of the reorganization of the Group and was retroactively applied as if the transaction occurred at the beginning of the period presented.

On September 7, 2022, the Company granted 800,000 Class A ordinary shares to its financial advisory consultant as the consideration in the form of bonus with a performance condition of a successful initial public offering (“IPO”) under the professional financial advisory services originally agreed in 2022. Granted shares shall be subject to a right of repurchase by the Company for nil consideration if the Company fails to achieve a successful IPO.

Subscription receivable

On September 9, 2022, the Company entered into a share subscription agreement with various third party investors for 2,000,000 Class A ordinary shares at the consideration of $5,000,000. The price was negotiated with investors, based on the company’s performance and taking into consideration of the market value of comparable companies in the same industry at that time. Since the consideration was not received as of December 31, 2022 for the 2,000,000 shares issued, a subscription receivable was recognized against the share capital and additional paid-in capital. The Company received the consideration in January and February 2023.

Capital injection by shareholders

For the year ended December 31, 2021, one of the shareholders, Mr. Yi Yu, made a capital injection of RMB400,000 to JYD DS. In March and April 2022, shareholders of JYD WLKJ made capital injection of RMB24,680,000 (US$3,543,635) to JYD WLKJ.

Capital injection by non-controlling shareholder

In September 2022, the non-controlling shareholder of JYD YCKJ made a capital injection of RMB200,000 (US$28,717) to JYD YCKJ.

Dividend

In February and March 2022, JYD DS, JYD WLKJ, and HQ declared dividend to their shareholders with total amount of RMB 18,770,000 (US$2,695,058). Out of the total dividend declared, RMB6,839,000 (US$981,966) was inter-group dividend, and RMB11,931,000 (US$1,713,092) was to individual shareholders. During the year ended December 31, 2022, RMB4,993,500 (US$716,983) of the distribution has been paid to individual shareholders, and RMB6,937,500 (US$996,109) was outstanding and included in the other payables to shareholders.

Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2021 and 2022, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately RMB22.6 million and RMB63.4 million (US$9.1 million), respectively.